Share Capital, Share Premium and Shares Held in Treasury - Summary of Number of Ordinary Shares (Detail) - RELX PLC [member] - shares	2 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
At start of year	2,011,000,000	2,011,000,000
Issue of ordinary shares		3,059,558	1,580,885
Issue of ordinary shares in exchange for RELX NV shares		0	930,780,110
Repurchase of ordinary shares		0
Net release/(purchase) of shares by the Employee Benefit Trust		0
Cancellation of shares		(33,300,001)	(45,000,000)
At end of year		1,980,800,000	2,011,000,000
Net (purchase)/release of shares by the Employee Benefit Trust		0
Repurchase of ordinary shares	(5,000,000)
Cancellation of treasury shares		33,300,000	45,000,000
Shares held in treasury [member]
Disclosure of classes of share capital [line items]
At start of period, treasury shares	(49,100,000)	(49,100,000)
Net release/(purchase) of shares by the Employee Benefit Trust		400,000
Net (purchase)/release of shares by the Employee Benefit Trust		(400,000)
Issue of treasury shares		0
Issue of ordinary shares in exchange for RELX NV shares		0
Repurchase of ordinary shares		(33,500,000)	(26,900,000)	(23,100,000)
Cancellation of treasury shares		33,300,000
At end of year, treasury shares		(48,900,000)	(49,100,000)
Share capital [member]
Disclosure of classes of share capital [line items]
At start of year	1,961,900,000	1,961,900,000	1,060,100,000
Issue of ordinary shares		3,100,000	1,600,000
Net release/(purchase) of shares by the Employee Benefit Trust		400,000	(200,000)
Cancellation of shares			0
Net (purchase)/release of shares by the Employee Benefit Trust		(400,000)	200,000
Repurchase of ordinary shares		(33,500,000)	(26,900,000)
Cancellation of treasury shares		0
Issue of ordinary shares in exchange for RELX NV shares		0	927,300,000
At end of year		1,931,900,000	1,961,900,000	1,060,100,000